Schedule of Investments (unaudited) April 30, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.5%
Health Care Authority of the City of Huntsville, RB, Series B1, 4.00%, 06/01/45	$1,565	$1,529,327
Homewood Educational Building Authority, Refunding RB, Series A, 5.00%, 12/01/47	2,835	2,981,700

		4,511,027

Arizona — 1.5%
Arizona Industrial Development Authority, RB(a)
4.38%, 07/01/39	810	819,204
5.00%, 07/01/54	945	966,713
Series A, 5.00%, 07/01/39	1,480	1,496,561
Series A, 5.00%, 07/01/49	1,675	1,676,707
Series A, 5.00%, 07/01/54	1,290	1,278,753
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47(a)	2,545	2,550,833
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(a)	1,620	1,622,887
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(a)	630	636,721
5.00%, 07/01/54(a)	1,420	1,379,939
Series A, 5.00%, 09/01/42	435	465,190

		12,893,508

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(a)	4,350	4,011,026

California — 9.2%
California Community Housing Agency, RB, M/F Housing(a)
Series A, 5.00%, 04/01/49	645	554,367
Series A-2, 4.00%, 08/01/47	4,150	3,338,426
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 07/01/23(b)	2,965	3,062,038
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	5,040	5,221,853
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(a)	430	322,608
CSCDA Community Improvement Authority, RB, M/F Housing(a)
5.00%, 09/01/37	330	297,581
Class 2, 4.00%, 06/01/58	3,425	2,711,240
Senior Lien, 3.13%, 06/01/57	2,310	1,610,539
Class 2, Senior Lien, 4.00%, 12/01/58	2,720	2,184,805
CSCDA Community Improvement Authority, RB, S/F Housing, 3.00%, 03/01/57(a)	1,330	940,931
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B, Subordinate, 0.00%, 06/01/66(c)	11,690	1,280,593
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(c)	5,110	3,775,600
Long Beach Unified School District, GO, Series B, 0.00%, 08/01/34(c)	5,000	3,222,065
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Election 2008, 6.25%, 08/01/43(d)	3,975	3,819,876

Security	Par (000)	Value

California (continued)
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/36	$1,160	$1,219,571
Series A, AMT, 5.00%, 03/01/37	1,275	1,339,421
Norwalk-La Mirada Unified School District, Refunding GO, CAB, Series E, Election 2002, (AGC), 0.00%, 08/01/38(c)	7,620	3,908,542
Poway Unified School District, Refunding GO, CAB(c)
0.00%, 08/01/35	7,820	4,755,483
Series B, 0.00%, 08/01/36	10,000	5,784,780
Rio Hondo Community College District, GO, CAB(c)
Series C, Election 2004, 0.00%, 08/01/37	8,000	4,498,048
Series C, Election 2004, 0.00%, 08/01/38	12,940	6,961,604
San Diego County Regional Airport Authority, ARB, Series B, AMT, 4.00%, 07/01/46	2,050	1,936,055
San Diego Unified School District, GO, CAB, Series G, Election 2008, 0.00%, 01/01/24(b)(c)	8,765	4,393,222
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(c)	3,485	2,562,684
State of California, GO, Series 2007-2, (NPFGC-IBC), 5.50%, 04/01/30	10	10,025
State of California, Refunding GO, 5.00%, 04/01/42	6,000	6,899,214
Walnut Valley Unified School District, GO, CAB, Series B, 0.00%, 08/01/36(c)	6,545	3,663,315

		80,274,486

Colorado — 3.3%
City of Colorado Springs CO Utilities System Revenue, RB, Series B, 4.00%, 11/15/46	5,000	5,185,505
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(a)	2,530	2,571,748
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(a)	3,365	3,301,533
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	7,500	8,034,975
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/36	1,500	1,563,349
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	5,655	5,760,290
STC Metropolitan District No.2, Refunding GOL
Series A, 5.00%, 12/01/38	1,285	1,302,562
Series A, 5.00%, 12/01/49	1,000	1,000,251

		28,720,213

Connecticut — 0.0%
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, 5.00%, 10/01/54(a)	390	391,242

Florida — 10.1%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	4,535	4,609,379
Capital Trust Agency, Inc., RB(a)
5.50%, 06/01/57	500	463,902
Series A, 5.00%, 06/01/55	1,475	1,269,844
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/42	4,000	4,407,164
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	2,965	3,149,290
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/39	1,100	548,141
Series A, 0.00%, 09/01/40	1,000	473,903

1

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
City of Tampa Florida, RB, CAB(c) (continued)
Series A, 0.00%, 09/01/41	$1,280	$580,691
Series A, 0.00%, 09/01/42	1,150	497,868
Series A, 0.00%, 09/01/45	2,000	753,412
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.00%, 10/01/40	3,000	3,113,484
Series A, AMT, 5.00%, 10/01/42	3,000	3,166,605
County of Miami-Dade Florida Aviation Revenue, Refunding RB
AMT, 5.00%, 10/01/34	530	547,591
Series B, AMT, 5.00%, 10/01/40	6,500	6,823,297
County of Miami-Dade Seaport Department, ARB(b)
Series A, 6.00%, 10/01/23	5,695	5,993,737
Series B, AMT, 6.00%, 10/01/23	3,685	3,870,723
Series B, AMT, 6.25%, 10/01/23	1,165	1,226,143
County of Miami-Dade Seaport Department, Refunding RB, Series B-1, AMT, Subordinate, 4.00%, 10/01/46	4,500	4,289,180
Florida Development Finance Corp., RB(a)
AMT, 5.00%, 05/01/29	1,500	1,525,460
Series A, AMT, 5.00%, 08/01/29(e)	595	597,478
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	820	829,733
Greater Orlando Aviation Authority, ARB, Sub- Series A, AMT, 5.00%, 10/01/42	4,760	5,020,053
LT Ranch Community Development District, SAB
4.00%, 05/01/40	1,415	1,325,806
4.00%, 05/01/50	2,000	1,780,994
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	14,360	14,886,466
Miami-Dade County Health Facilities Authority, Refunding RB, 5.00%, 08/01/42	1,675	1,783,679
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	1,550	1,630,420
5.00%, 08/01/47	4,590	4,821,671
Parker Road Community Development District, Refunding SAB
3.88%, 05/01/40	900	829,509
4.10%, 05/01/50	1,000	905,965
Town of Davie Florida, Refunding RB, 5.00%, 04/01/37	4,630	4,989,061
Westside Community Development District, Refunding SAB(a)
4.10%, 05/01/37	640	617,629
4.13%, 05/01/38	630	606,818

		87,935,096

Georgia — 0.6%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(b)	1,405	1,518,655
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	1,105	1,161,806
Private Colleges & Universities Authority, RB, 5.00%, 04/01/24(b)	2,170	2,275,912

		4,956,373

Security	Par (000)	Value

Hawaii — 1.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	$2,385	$2,520,561
State of Hawaii Airports System Revenue, ARB COP
AMT, 5.00%, 08/01/27	2,000	2,056,790
AMT, 5.00%, 08/01/28	1,775	1,824,572
State of Hawaii Department of Budget & Finance, Refunding RB, AMT, 4.00%, 03/01/37	5,275	5,112,609

		11,514,532

Illinois — 12.3%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/37	3,055	3,193,037
Series A, 5.00%, 12/01/38	1,240	1,301,318
Series A, 5.00%, 12/01/39	1,365	1,432,271
Series A, 5.00%, 12/01/41	2,000	2,089,400
Series A, 5.00%, 12/01/47	1,480	1,530,179
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/34	3,035	3,121,883
Chicago O’Hare International Airport, ARB
Series D, AMT, Senior Lien, 5.00%, 01/01/42	2,865	2,971,572
Series D, Senior Lien, 5.25%, 01/01/42	8,285	8,794,867
Cook County Community College District No. 508, GO, 5.13%, 12/01/38	3,250	3,323,245
Cook County Forest Preserve District, Refunding GOL, Series B, 5.00%, 12/15/37	615	616,603
Illinois Finance Authority, Refunding RB
4.00%, 08/15/40	1,770	1,788,535
Series C, 5.00%, 08/15/44	985	1,020,157
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/42	8,540	9,156,366
Series A, 4.00%, 01/01/46	1,025	1,019,897
Metropolitan Pier & Exposition Authority, RB, CAB(c)
Series A, (NPFGC), 0.00%, 12/15/33	20,000	12,358,280
Series A, (NPFGC), 0.00%, 12/15/34	41,880	23,962,103
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(c)	9,430	3,351,818
State of Illinois, GO
5.25%, 07/01/29	3,160	3,254,102
5.00%, 05/01/32	7,500	7,803,338
5.25%, 02/01/33	5,860	6,100,641
5.50%, 07/01/33	2,235	2,307,901
5.25%, 02/01/34	5,360	5,580,108
5.50%, 07/01/38	1,200	1,239,142

		107,316,763

Indiana(b) — 0.4%
Indiana Finance Authority, RB
Series A, AMT, 5.00%, 07/01/23	1,400	1,438,982
Series A, AMT, 5.00%, 07/01/40	2,425	2,495,805

		3,934,787

Kentucky — 2.2%
City of Henderson KY, RB, AMT, 4.70%, 01/01/52(a)	1,355	1,279,176
Kentucky Economic Development Finance Authority, RB, Series A, 5.38%, 01/01/23(b)	1,000	1,023,944
Kentucky Public Energy Authority, RB, Series C-1, 4.00%, 12/01/49(e)	7,500	7,605,382
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.60%, 07/01/39(d)	8,225	8,936,076

		18,844,578

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana — 1.0%
Jefferson Sales Tax District, RB
Series B, (AGM), 5.00%, 12/01/34	$670	$730,883
Series B, (AGM), 5.00%, 12/01/35	895	972,529
Series B, (AGM), 5.00%, 12/01/36	805	870,492
Series B, (AGM), 5.00%, 12/01/37	1,005	1,080,169
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	4,825	4,992,399

		8,646,472

Massachusetts — 1.8%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	5,950	6,227,794
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	2,110	2,096,481
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	3,510	3,783,524
Massachusetts School Building Authority, RB, Series A, 5.00%, 05/15/23(b)	3,495	3,598,361

		15,706,160

Michigan — 1.9%
Michigan State University, Refunding RB, Series B, 4.00%, 02/15/39	2,125	2,202,516
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	2,000	2,041,858
AMT, 5.00%, 12/31/43	9,940	10,174,683
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 03/01/24(b)	1,330	1,389,323
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(b)	1,080	1,123,859

		16,932,239

Nebraska — 0.8%
Central Plains Energy Project, RB, 5.25%, 09/01/37	6,825	6,894,826

Nevada — 0.1%
City of Las Vegas Nevada Special Improvement District No.814, SAB
4.00%, 06/01/39	380	368,285
4.00%, 06/01/44	1,060	999,212

		1,367,497

New Jersey — 11.6%
New Jersey Economic Development Authority, RB
Series DDD, 5.00%, 06/15/42	590	616,983
Series WW, 5.25%, 06/15/25(b)	55	59,488
Series WW, 5.25%, 06/15/33	445	463,172
Series WW, 5.00%, 06/15/34	570	587,321
Series WW, 5.00%, 06/15/36	2,635	2,716,469
Series WW, 5.25%, 06/15/40	970	1,009,724
AMT, 5.13%, 01/01/34	1,930	1,971,848
AMT, 5.38%, 01/01/43	4,920	5,033,563
New Jersey Economic Development Authority, Refunding RB
Series N-1, (AMBAC), 5.50%, 09/01/24	6,325	6,709,731
Series N-1, (NPFGC), 5.50%, 09/01/28	1,685	1,884,620
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	4,255	3,831,266
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.50%, 12/01/25	410	410,059
1st Series, AMT, 5.50%, 12/01/26	590	590,079
1st Series, AMT, 5.75%, 12/01/28	65	65,008

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB (continued)
1st Series, AMT, 5.88%, 12/01/33	$6,895	$6,896,124
Series B, AMT, 3.25%, 12/01/39	7,670	6,585,316
New Jersey Housing & Mortgage Finance Agency, Refunding RB, 2nd Series, AMT, 4.35%, 11/01/33	2,645	2,646,844
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/29	2,145	2,313,297
Series A, (NPFGC), 5.75%, 06/15/25	4,000	4,339,680
Series A, 5.00%, 06/15/28	4,205	4,557,964
Series AA, 5.25%, 06/15/33	4,150	4,259,709
Series AA, 5.00%, 06/15/38	3,990	4,074,744
Series AA, 5.50%, 06/15/39	5,625	5,751,028
Series D, 5.00%, 06/15/32	1,825	1,880,810
New Jersey Transportation Trust Fund Authority, RB, CAB(c)
Series A, 0.00%, 12/15/35	10,000	5,497,460
Series C, (AGC-ICC AMBAC), 0.00%, 12/15/25	8,550	7,691,571
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	4,000	4,181,464
Series A, 5.25%, 06/01/46	11,035	11,691,892
Sub-Series B, 5.00%, 06/01/46	2,675	2,839,545

		101,156,779

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/49	540	558,054
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44(b)	1,040	1,080,629

		1,638,683

New York — 14.0%
City of New York, GO, Series C, 5.00%, 08/01/42	2,585	2,851,780
Metropolitan Transportation Authority, Refunding RB, Series A-1, 5.25%, 11/15/57	4,000	4,216,256
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series E-1, 4.00%, 02/01/46	1,930	1,909,849
Sub-Series E-1, 5.00%, 02/01/39	2,500	2,685,920
Sub-Series F-1, 5.00%, 05/01/39	3,360	3,605,885
Subordinate, 4.00%, 02/01/43	8,000	8,026,960
Series B-1, Subordinate, 4.00%, 08/01/45	7,140	7,114,846
Series C, Subordinate, 4.00%, 05/01/45	6,500	6,453,707
Series C-3, Subordinate, 5.00%, 05/01/41	5,000	5,374,380
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/32	4,150	4,205,668
New York City Water & Sewer System, Refunding RB, Series BB-1, 4.00%, 06/15/45(f)	20,085	20,071,463
New York Liberty Development Corp., Refunding RB
Series 1, Class 1, 5.00%, 11/15/44(a)	3,055	3,084,737
Series A, 2.88%, 11/15/46	10,550	8,138,787
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45	4,550	4,550,300
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/40	3,325	3,337,632
Series A, 4.00%, 03/15/42	1,160	1,162,413
Series A, 4.00%, 03/15/43	1,765	1,753,695
Series A, 5.00%, 03/15/45	5,000	5,404,245
Series E, 4.00%, 03/15/44	1,825	1,813,340

3

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/43	$7,500	$8,063,580
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	8,300	8,598,800
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,105	1,173,470
AMT, 5.00%, 10/01/40	3,115	3,256,848
Port Authority of New York & New Jersey, ARB
Consolidated, 218th Series, AMT, 5.00%, 11/01/44	2,500	2,672,502
Consolidated, 221st Series, AMT, 4.00%, 07/15/45	3,000	2,870,430

		122,397,493

Ohio — 4.6%
American Municipal Power, Inc., Refunding RB
Series A, 5.00%, 02/15/38	2,375	2,510,669
Series A, 5.00%, 02/15/41	4,000	4,223,460
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	13,065	12,702,956
County of Montgomery Ohio, RB, Catholic Health Services, 5.45%, 11/13/23(b)	11,135	11,594,074
County of Montgomery Ohio, Refunding RB, 4.00%, 08/01/46	4,315	4,247,798
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/32	1,950	1,992,360
Series A-1, Junior Lien, 5.25%, 02/15/33	2,730	2,788,324

		40,059,641

Oregon — 0.3%
Clackamas Community College District, GO
Series A, 5.00%, 06/15/39	395	431,510
Series A, 5.00%, 06/15/40	420	458,118
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	2,800	1,426,945

		2,316,573

Pennsylvania — 7.6%
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	255	232,926
4.00%, 07/01/51	150	135,722
Commonwealth Financing Authority, RB, 5.00%, 06/01/34	2,180	2,364,077
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 12/31/34	7,115	7,432,535
AMT, 5.00%, 12/31/38	6,850	7,139,166
AMT, 5.00%, 06/30/42	8,805	9,170,848
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	5,000	4,898,360
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	8,075	8,374,429
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	1,775	1,844,923
Series A-1, 5.00%, 12/01/41	2,320	2,478,707
Series B, 5.00%, 12/01/40	4,920	5,173,090
Series C, 5.50%, 12/01/23(b)	1,565	1,643,120
Sub-Series B-1, 5.00%, 06/01/42	7,330	7,724,647

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB (continued)
Series A, Subordinate, 5.00%, 12/01/44	$5,000	$5,373,250
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	2,165	2,254,373

		66,240,173

Puerto Rico — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,334	1,350,568
Series A-1, Restructured, 5.00%, 07/01/58	2,007	2,054,325
Series A-2, Restructured, 4.33%, 07/01/40	2,372	2,352,094
Series A-2, Restructured, 4.78%, 07/01/58	214	217,632
Series B-1, Restructured, 4.75%, 07/01/53	1,302	1,317,939
Series B-1, Restructured, 5.00%, 07/01/58	15,757	16,127,101
Series B-2, Restructured, 4.33%, 07/01/40	12,433	12,373,409
Series B-2, Restructured, 4.78%, 07/01/58	1,261	1,276,133
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	13,259	3,725,209

		40,794,410

Rhode Island — 1.2%
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	3,000	3,032,220
Series B, 5.00%, 06/01/50	7,465	7,739,682

		10,771,902

South Carolina — 5.4%
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/40(a)	2,630	2,497,167
5.00%, 11/01/43	5,000	5,364,755
South Carolina Jobs-Economic Development Authority, RB, COP
5.00%, 04/01/44	285	298,225
4.00%, 04/01/49	270	245,477
5.00%, 04/01/49	765	798,404
4.00%, 04/01/54	580	524,084
5.00%, 04/01/54	1,385	1,445,812
South Carolina Ports Authority, ARB
AMT, 5.00%, 07/01/38	3,380	3,579,038
AMT, 5.25%, 07/01/50(b)	6,530	6,993,330
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	11,450	11,822,709
South Carolina Public Service Authority, Refunding RB
5.00%, 12/01/38	5,870	6,014,361
Series B, (AGM-CR), 5.00%, 12/01/56	7,155	7,466,464

		47,049,826

Tennessee — 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	4,665	4,974,775
New Memphis Arena Public Building Authority, RB, CAB(c)
0.00%, 04/01/38	700	369,211
0.00%, 04/01/39	750	378,099
0.00%, 04/01/40	750	361,310

		6,083,395

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 12.7%
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/22(b)	$11,345	$11,457,372
City of Houston Texas Airport System Revenue, RB, Series A, AMT, 6.63%, 07/15/38	1,295	1,297,942
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	710	751,142
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	690	727,381
City of Lubbock TX Electric Light & Power System Revenue, Refunding RB, 4.00%, 04/15/46	15,000	15,025,725
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(b)	1,450	1,483,145
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.00%, 02/01/42	7,450	7,972,603
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	2,745	2,846,790
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/43	7,940	8,607,468
Leander Independent School District, Refunding GO, CAB, Series D, (PSF-GTD), 0.00%, 08/15/24(b)(c)	9,685	4,680,480
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/36(c)	5,810	3,027,138
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	1,385	1,397,609
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/39	9,080	9,785,897
Series B, 5.00%, 01/01/40	1,710	1,734,484
Series B, 5.00%, 01/01/43	12,355	13,276,572
San Antonio Public Facilities Corp., Refunding RB(c)
0.00%, 09/15/35	680	356,078
0.00%, 09/15/36	12,195	6,016,781
0.00%, 09/15/37	8,730	4,055,513
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/34	5,000	5,440,590
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	2,095	2,153,830
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	820	822,321
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/45	3,630	3,822,103
Texas Water Development Board, RB, Series B, 4.00%, 10/15/43	4,315	4,457,632

		111,196,596

Utah — 1.9%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/42	3,490	3,652,941
Series A, AMT, 5.00%, 07/01/43	3,190	3,363,772
Intermountain Power Agency, Refunding RB, 5.00%, 07/01/44(f)	5,000	5,566,260
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/37	3,475	3,704,232
Utah Charter School Finance Authority, RB(a)
Series A, 5.00%, 06/15/39	190	190,063
Series A, 5.00%, 06/15/49	380	364,795

		16,842,063

Security	Par (000)	Value

Vermont — 0.3%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	$2,710	$2,445,377

Virginia — 0.3%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,030	2,934,661

Washington — 3.9%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/38	20,000	21,014,480
Series C, AMT, 5.00%, 04/01/40	2,830	2,924,822
Washington Health Care Facilities Authority, RB, Series B, 5.00%, 08/15/44	1,000	1,006,666
Washington Health Care Facilities Authority, Refunding RB, Series B, 4.00%, 08/15/41	9,000	9,087,534

		34,033,502

Wisconsin — 3.8%
Public Finance Authority, RB
4.25%, 06/15/31(a)	270	248,708
5.00%, 06/15/41(a)	895	829,014
5.00%, 06/15/51(a)	590	510,696
5.00%, 10/15/51(a)	650	603,364
Series A, 5.00%, 11/15/41	450	494,907
Series A-1, 5.00%, 01/01/55(a)	1,640	1,498,004
Public Finance Authority, Refunding RB(a)
5.00%, 09/01/39	100	101,577
5.00%, 09/01/49	145	143,581
5.00%, 09/01/54	660	648,690
University of Wisconsin Hospitals & Clinics Refunding RB, 4.00%, 04/01/46	7,000	6,931,897
Wisconsin Health & Educational Facilities Authority, RB, 4.00%, 08/15/46	3,000	2,927,565
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 04/01/44	7,350	8,014,896
Series A, 5.00%, 11/15/36	4,815	5,111,127
Series A, 5.00%, 11/15/39	5,000	5,298,670

		33,362,696

Total Municipal Bonds — 120.7% (Cost: $1,052,712,643)		1,054,174,595

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Arizona — 1.0%
City of Phoenix Civic Improvement Corp., ARB, AMT, Senior Lien, 5.00%, 07/01/43	8,500	9,064,630

California — 4.7%
Los Angeles Unified School District, GO, Series B-1, Election 2008, 5.25%, 07/01/42(h)	7,074	7,746,313
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series E, AMT, 5.00%, 05/01/45	14,215	15,100,328
State of California, Refunding GO, 5.25%, 10/01/39	3,000	3,271,005
University of California, Refunding RB, Series Q, 5.00%, 05/15/46	13,395	14,982,009

		41,099,655

5

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado — 0.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43(h)	$5,833	$6,325,520

Connecticut — 0.5%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	3,932	4,127,119

District of Columbia — 0.8%
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 5.00%, 10/01/30	6,880	6,941,260

Florida — 3.3%
City of Miami Beach Florida Stormwater Revenue, Refunding RB, 5.00%, 09/01/41	10,000	10,866,040
City of Miami Beach Florida, RB, 5.00%, 09/01/45	8,760	9,185,524
Pinellas County School Board, COP, Series A, 5.00%, 07/01/41	7,880	8,404,260

		28,455,824

Illinois — 5.8%
Illinois Finance Authority, Refunding RB, 5.00%, 02/15/41	10,000	10,570,683
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	5,836	5,912,926
Series A, 5.00%, 01/01/40	7,621	7,956,492
Series A, 5.00%, 01/01/44	12,000	13,038,780
Series B, 5.00%, 01/01/40	2,939	3,086,564
Series C, 5.00%, 01/01/36	10,000	10,440,361

		51,005,806

Kansas — 1.7%
Wyandotte County Unified School District No. 500 Kansas City, GO, Series A, 5.50%, 09/01/47(b)	13,470	15,021,387

Massachusetts — 3.1%
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 03/01/46	4,204	4,331,831
Series E, 5.25%, 09/01/43	20,000	22,283,580

		26,615,411

Michigan — 2.2%
Michigan Finance Authority, RB, Series A, 5.00%, 11/01/44	5,591	5,947,609
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 04/15/38	10,000	10,623,092
Series I, 5.00%, 10/15/45	2,410	2,527,595

		19,098,296

Nevada — 2.4%
County of Clark Nevada, GOL, Series A, 5.00%, 06/01/43	9,730	10,639,225
Las Vegas Valley Water District, Refunding GOL, Series A, 5.00%, 06/01/46	9,840	10,484,247

		21,123,472

Security	Par (000)	Value

New Jersey — 1.6%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	$10,000	$11,347,127
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	2,320	2,473,172

		13,820,299

New York — 9.3%
Metropolitan Transportation Authority, RB, Sub- Series D-1, 5.25%, 11/15/44	9,850	10,157,517
New York City Water & Sewer System, Refunding RB
4.00%, 06/15/45	12,500	12,348,141
Series CC, 5.00%, 06/15/23(b)	7,294	7,481,189
Series CC, 5.00%, 06/15/47	8,227	8,437,264
Series DD, 5.00%, 06/15/35	4,740	4,947,347
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/39	7,621	8,162,928
New York State Dormitory Authority, Refunding RB, 5.00%, 03/15/46	7,847	8,638,784
New York State Urban Development Corp., RB, Series A-1, 5.00%, 03/15/43	14,280	14,440,521
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	6,402	6,841,058

		81,454,749

Pennsylvania — 2.0%
Geisinger Authority, Refunding RB, Series A, 4.00%, 06/01/41	15,000	14,884,373
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	2,560	2,685,820

		17,570,193

Texas — 2.6%
Aldine Independent School District, Refunding GO, (PSF-GTD), 5.00%, 02/15/42	9,701	10,509,385
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 11/15/38(b)	1,799	1,849,369
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/41	9,840	10,394,986

		22,753,740

Virginia — 1.6%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 5.50%, 01/01/28(b)	11,740	13,534,833

Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/38	8,205	9,094,012

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB
Series A, 5.00%, 11/15/39	$12,650	$13,405,630
Series A, 5.00%, 04/01/42	2,490	2,502,142

		15,907,772

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.1% (Cost: $409,392,692)		403,013,978

Total Long-Term Investments — 166.8% (Cost: $1,462,105,335)		1,457,188,573

	Shares

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.25%(i)(j)	11,657,445	11,657,445

Total Short-Term Securities — 1.3% (Cost: $11,657,146)		11,657,445

Total Investments — 168.1% (Cost: $1,473,762,481)		1,468,846,018

Other Assets Less Liabilities — 0.5%		3,910,817

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.9)%		(243,306,711)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (40.7)%		(355,836,316)

Net Assets Applicable to Common Shares — 100.0%		$873,613,808

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between January 1, 2026 to June 1, 2026, is $7,980,986.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,428,104	$9,230,771	(a)	$—	$(1,729)	$299	$11,657,445	11,657,445	$2	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	189	06/21/22	$22,500	$559,788
U.S. Long Bond	151	06/21/22	21,216	849,005
5-Year U.S. Treasury Note	274	06/30/22	30,842	495,888

				$1,904,681

7

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,054,174,595	$—	$1,054,174,595
Municipal Bonds Transferred to Tender Option Bond Trusts	—	403,013,978	—	403,013,978
Short-Term Securities
Money Market Funds	11,657,445	—	—	11,657,445

	$11,657,445	$1,457,188,573	$—	$1,468,846,018

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,904,681	$—	$—	$1,904,681

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(243,096,100)	$—	$(243,096,100)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)

	$—	$(599,496,100)	$—	$(599,496,100)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

Portfolio Abbreviation (continued)

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GOL	General Obligation Ltd.

GTD	GTD Guaranteed

M/F	Multi-Family

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Portfolio Abbreviation (continued)

NPFGC	National Public Finance Guarantee Corp.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

9